Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Total	R$ 38,584	R$ 55,266
IT equipment
Property, plant and equipment
Total	26,288	37,963
Furniture and fixtures
Property, plant and equipment
Total	3,117	5,064
Leasehold improvements
Property, plant and equipment
Total	9,168	12,226
Property, plant and equipment in progress
Property, plant and equipment
Total	R$ 11	R$ 13